DNP SELECT INCOME FUND INC.
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)

Shares	Description	Value

COMMON STOCKS & MLP INTERESTS--115.3%

	ELECTRIC, GAS AND WATER--85.2%
1,751,790	Alliant Energy Corp.(a)	$94,333,892
1,338,300	Ameren Corp.(a)(b)	107,385,192
988,640	American Electric Power Co., Inc.(a)	85,893,043
654,090	American Water Works Co.(a)	96,327,834
732,000	Atmos Energy Corp.(a)(b)	77,584,680
389,700	Black Hills Corp.	22,548,042
3,071,300	CenterPoint Energy, Inc.(a)(b)	58,385,413
1,564,820	CMS Energy Corp.(a)	100,430,148
1,147,000	Dominion Energy, Inc.(a)(b)	92,941,410
795,550	DTE Energy Co.(a)	91,989,446
1,000,000	Edison International(a)	55,670,000
1,296,855	Emera Inc. (Canada)	53,975,115
842,110	Essential Utilites, Inc.	38,189,688
1,592,441	Evergy, Inc.(a)(b)	103,237,950
1,228,500	Eversource Energy(a)(b)	110,650,995
1,138,500	FirstEnergy Corp.	33,016,500
1,079,800	Fortis Inc. (Canada)	43,973,938
2,557,100	National Grid plc (United Kingdom)	30,219,159
1,081,600	New Jersey Resources Corp.	33,594,496
352,730	NextEra Energy, Inc.(a)	99,011,311
1,010,250	Nextera Energy Partners, LP	62,837,550
2,655,000	NiSource Inc.(a)	64,914,750
800,000	Northwest Natural Holding Co.	42,792,000
2,300,000	OGE Energy Corp.(a)(b)	75,670,000
576,000	ONE Gas, Inc.	43,603,200
936,100	Pinnacle West Capital Corp.(a)	77,771,188
1,716,600	Public Service Enterprise Group Inc.(a)(b)	96,026,604
702,400	Sempra Energy(a)(b)	87,420,704
1,500,000	South Jersey Industries, Inc.	34,995,000
1,668,800	Southern Co.(a)	91,133,168
840,900	Spire Inc.	51,849,894
1,016,200	WEC Energy Group, Inc.(a)	96,803,212
1,525,300	Xcel Energy Inc.(a)	105,306,712
		2,360,482,234

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.
SCHEDULE OF INVESTMENTS - (Continued)
July 31, 2020
(Unaudited)

	OIL & GAS STORAGE, TRANSPORTATION AND PRODUCTION--12.8%
1,011,419	Antero Midstream Corp.	$5,734,746
346,000	Cheniere Energy, Inc.*	17,120,080
195,941	Cheniere Energy Partners, LP	6,638,481
421,000	DCP Midstream LP	4,820,450
1,155,945	Enbridge Inc. (Canada)	36,990,240
2,954,062	Energy Transfer Equity LP	19,349,106
1,631,000	Enterprise Products Partners LP	28,705,600
600,000	Equitrans Midstream Corp.	5,790,000
475,000	Genesis Energy LP	3,168,250
515,000	Golar LNG Limited* (Bermuda)	3,862,500
325,000	Keyera Corp. (Canada)	4,939,903
1,660,026	Kinder Morgan, Inc.(a)	23,406,367
427,090	Magellan Midstream Partners LP	17,292,874
185,000	Marathon Petroleum Corp.	7,067,000
1,006,852	MPLX LP	18,395,186
402,150	ONEOK, Inc.	11,224,007
986,600	Pembina Pipeline Corp. (Canada)	23,974,490
218,419	Phillips 66 Partners LP	6,072,048
1,943,900	Plains All American Pipeline, LP	14,851,396
610,000	Rattler Midstream LP	4,800,700
200,000	Shell Midstream Partners, LP	2,364,000
905,120	Targa Resources Corp.	16,545,594
856,000	TC Energy Corp. (Canada)(a)(b)	39,033,600
402,020	Westlake Chemical Partners LP	7,686,622
1,273,500	The Williams Companies, Inc.	24,362,055
		354,195,295

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.
SCHEDULE OF INVESTMENTS - (Continued)
July 31, 2020
(Unaudited)

	TELECOMMUNICATIONS--17.3%
289,000	American Tower Corp.	$75,541,710
2,290,700	AT&T Inc.(a)(b)	67,758,906
951,515	BCE Inc. (Canada)(a)(b)	39,897,024
1,002,350	Comcast Corp. Class A	42,900,580
630,100	Crown Castle International Corp.(a)	105,037,670
1,000,000	Orange SA (France)	11,720,939
2,560,600	Telus Corp. (Canada)	44,406,673
1,416,389	Verizon Communications Inc.(a)	81,414,040
782,200	Vodafone Group Plc ADR (United Kingdom)	11,889,440
		480,566,982
	Total Common Stocks & MLP Interests (Cost $2,498,841,857)	3,195,244,511

Par Value

BONDS--18.8%

	ELECTRIC, GAS AND WATER--9.7%
$12,000,000	American Water Capital Corp.
	3.40%, 3/01/25(a)	13,455,461
22,000,000	Arizona Public Service Co.
	6 7/8%, 8/01/36(a)(b)	32,247,984
9,000,000	CMS Energy Corp.
	5.05%, 3/15/22(a)(b)	9,524,733
6,000,000	CMS Energy Corp.
	3.45%, 8/15/27	6,804,369
5,000,000	Connecticut Light & Power Co.
	3.20%, 3/15/27	5,657,815
10,000,000	DPL Capital Trust II
	8 1/8%, 9/01/31	10,999,930
6,400,000	DTE Electric Co.
	3.65%, 3/15/24	7,032,328
10,000,000	Duke Energy Corp.
	3.15%, 8/15/2027	11,319,317
5,600,000	Edison International
	4 1/8%, 3/15/28	6,042,860
9,500,000	Entergy Louisiana, LLC
	5.40%, 11/01/24	11,275,736
5,000,000	Entergy Louisiana, LLC
	4.44%, 1/15/26	5,780,001
4,000,000	Entergy Texas, Inc.
	4.00%, 3/30/29	4,754,044
7,000,000	Eversource Energy
	4 1/4%, 4/01/29	8,461,852
10,000,000	Florida Power & Light Co.
	3 1/4%, 6/01/24(a)(b)	10,932,424
7,000,000	Indiana Michigan Power Co.
	3.20%, 3/15/23	7,405,564

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.
SCHEDULE OF INVESTMENTS - (Continued)
July 31, 2020
(Unaudited)

$11,000,000	Interstate Power & Light
	3 1/4%, 12/01/24	$12,129,424
14,000,000	NiSource Finance Corp.
	3.49%, 5/15/27	16,057,342
5,000,000	Ohio Power Co.
	6.60%, 2/15/33	7,290,155
10,345,000	Oncor Electric Delivery Co. LLC
	7.00%, 9/01/22(a)(b)	11,738,103
5,000,000	Public Service Electric
	3.00%, 5/15/25	5,544,959
10,000,000	Public Service Electric
	3.00%, 5/15/27	11,209,135
5,000,000	Public Service New Mexico
	3.85%, 8/01/25	5,517,624
9,000,000	Sempra Energy
	3.55%, 6/15/24	9,869,825
11,300,000	Southern Power Co.
	4.15%, 12/01/25	13,196,861
13,000,000	Virginia Electric & Power Co.
	3.15%, 1/15/26	14,684,822
8,000,000	Wisconsin Energy Corp.
	3.55%, 6/15/25	8,978,670
		267,911,338

	OIL & GAS STORAGE, TRANSPORTATION AND PRODUCTION--4.7%
11,000,000	Enbridge Inc. (Canada)
	4 1/4%, 12/01/26	12,725,308
6,488,000	Energy Transfer Partners
	7.60%, 2/01/24	7,447,370
8,850,000	Energy Transfer Partners
	8 1/4%, 11/15/29	11,269,015
6,000,000	Enterprise Products Operating LP
	5.20%, 9/01/20	6,021,763
6,000,000	Enterprise Products Operating LP
	3.35%, 3/15/23	6,380,346
6,000,000	Enterprise Products Operating LP
	3.13%, 7/31/29	6,611,466
9,000,000	Magellan Midstream Partners, LP
	5.00%, 3/1/26	10,512,449
11,000,000	ONEOK, Inc.
	6.00%, 6/15/35	12,158,237
10,000,000	Phillips 66
	3.90%, 3/15/28	11,435,797
5,000,000	Plains All American Pipeline, LP
	4.65%, 10/15/25	5,394,385
12,210,000	TransCanada PipeLines Ltd. (Canada)
	3 3/4%, 10/16/23	13,348,850
9,500,000	Valero Energy Partners LP
	4 1/2%, 3/15/28	11,053,141
10,000,000	Williams Partners LP
	3.60%, 3/15/22	10,415,431
5,000,000	Williams Partners LP
	4.55%, 6/24/24	5,566,815
		130,340,373

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.
SCHEDULE OF INVESTMENTS - (Continued)
July 31, 2020
(Unaudited)

	TELECOMMUNICATIONS--4.4%
$4,500,000	American Tower Corp.
	5.00%, 2/15/24	$5,172,135
5,500,000	American Tower Corp.
	3.00%, 6/15/23	5,881,860
5,000,000	AT&T Inc.
	4.45%, 4/01/24	5,638,222
7,000,000	AT&T Inc.
	3.55%, 6/01/24	7,748,887
15,000,000	CenturyLink Inc.
	6 7/8%, 1/15/28	16,395,150
5,900,000	Comcast Corp.
	7.05%, 3/15/33	9,295,730
10,190,000	Crown Castle International Corp.
	4.45%, 2/15/26	11,934,861
15,000,000	Koninklijke KPN NV (Netherlands)
	8 3/8%, 10/01/30(a)(b)	22,276,779
5,000,000	TCI Communications Inc.
	7 1/8%, 2/15/28	7,043,544
15,500,000	Verizon Global Funding Corp.
	7 3/4%, 12/01/30	24,303,294
5,000,000	Vodafone Group Plc (United Kingdom)
	7 7/8%, 2/15/30	7,363,476
		123,053,938
	Total Bonds (Cost $457,269,048)	521,305,649

TOTAL INVESTMENTS--134.1% (Cost $2,956,110,905)		$3,716,550,160
Secured borrowings--(14.5)%		(400,000,000)
Secured notes--(10.8)%		(300,000,000)
Mandatory Redeemable Preferred Shares at liquidation value--(10.8)%		(300,000,000)
Other assets less other liabilities--2.0%		55,484,736
NET ASSETS APPLICABLE TO COMMON STOCK--100.0%		$2,772,034,896

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.
SCHEDULE OF INVESTMENTS - (Continued)
July 31, 2020
(Unaudited)

(a) All or a portion of this security has been pledged as collateral for borrowings and made available for loan.

(b) All or a portion of this security has been loaned.

(c) Rate shown represents yield-to-maturity.

 * Non-income producing.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.

Note 1. Investment Valuation

The Fund's investments are carried at fair value which is defined as the price that the Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates,

prepayment speeds, credit risks, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements contained in its semi-annual report. The following is a summary of the inputs used to value each of the Fund's investments at July 31, 2020:

	Level 1	Level 2
Common stocks & MLP interests	$3,195,244,511	-
Bonds	-	$521,305,649
Total	$3,195,244,511	$521,305,649

There were no Level 3 priced securities held and there were no transfers into or out of Level 3.

Other information regarding the Fund is available on the Fund's website at www.dpimc.com/dnp or the Securities and Exchange Commission's website at www.sec.gov.